RISK MANAGEMENT - Liquidity risk exposure (Details) - Liquidity risk - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RISK MANAGEMENT
Net cash outflows into 30 days	$ 25,449,163	$ 23,887,074
Liquid assets	$ 62,298,492	$ 59,617,839
Liquidity coverage ratio	244.80%	249.58%